Other Current Assets - Disclosure of other current assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Current Assets [Line Items]
Non-revolving term loan	$ 813	$ 431
Prepaid expenses	2,388	1,492
Class action settlement recoverable		41,500
Other	64	205
Total other current assets	$ 3,265	$ 43,628